Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jan. 31, 2019
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jan. 15, 2020
Document Effective Date	Jan. 15, 2020
Prospectus Date	Jun. 01, 2019
Entity Inv Company Type	N-1A
Parametric International Equity Fund | Class A
Risk/Return:
Trading Symbol	EAISX
Parametric International Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	EIISX
Parametric International Equity Fund | Class R
Risk/Return:
Trading Symbol	ERISX
Parametric International Equity Fund | Class R6
Risk/Return:
Trading Symbol	ESISX